Ordinary Shares, Series Angel Shares And Series Seed Preference Shares - Additional Information (Details) $ / shares in Units, ¥ in Millions						12 Months Ended
	Sep. 11, 2024 USD ($) $ / shares shares	Aug. 15, 2023 shares	Feb. 20, 2017 USD ($) shares	Nov. 19, 2015 USD ($) shares	Nov. 19, 2015 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 13, 2024 shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 shares	Apr. 30, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital, share						0		3,728,605,400
Par value | $ / shares								$ 0.00001
Common stock, shares, issued						0		806,200,500
Shares outstanding						0		806,200,500
Dividend declared | $						$ 0
Series Angel Preference Shares
Class of Stock [Line Items]
Preference shares authorized									75,000,000
Preference shares issued									75,000,000
Preference shares outstanding									75,000,000
Shares purchased				218,749,500	218,749,500
Aggregate consideration				$ 1,000,000	¥ 7.0
Series A Redeemable Preference Shares
Class of Stock [Line Items]
Preference shares authorized									300,000,000
Preference shares issued									300,000,000
Preference shares outstanding									300,000,000
Series A+ redeemable preference shares
Class of Stock [Line Items]
Preference shares authorized									118,971,900
Preference shares issued									118,971,900
Preference shares outstanding									118,971,900
Series B Redeemable Preference Shares
Class of Stock [Line Items]
Preference shares authorized									602,372,700
Preference shares issued									602,372,700
Preference shares outstanding									602,372,700
American Depositary Shares | IPO
Class of Stock [Line Items]
Par value | $ / shares	$ 6.2
Shares issued	3,333,335
Net proceeds | $	$ 19,100,000
Additional shares issued and sold to underwriter							128,888
Class A Ordinary Shares
Class of Stock [Line Items]
Authorized share capital, share						4,258,745,553		0
Par value | $ / shares						$ 0.00001
Common stock, shares, issued						1,636,807,084		0
Shares outstanding						1,636,807,084		0
Shares issued						1,636,807,084
Shares outstanding						1,636,807,084
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Shares issued	133,333,400
Shares sold	133,333,400
Conversion of shares	75,000,000
Class B Ordinary Shares
Class of Stock [Line Items]
Authorized share capital, share						741,254,447		0
Par value | $ / shares						$ 0.00001
Common stock, shares, issued						741,254,447		0
Shares outstanding						741,254,447		0
Shares issued						741,254,447
Shares outstanding						741,254,447
Common Stock
Class of Stock [Line Items]
Authorized share capital value | $												$ 50,000
Authorized share capital, share									3,728,605,400	5,000,000,000		500,000,000
Par value | $ / shares										$ 0.00001		$ 0.0001
Common stock, shares, issued									656,200,500
Shares outstanding									656,200,500
Shares issued								806,200,500			656,200,500	656,200,500
Common Stock | Class A Ordinary Shares
Class of Stock [Line Items]
Shares issued						1,636,807,084
Common Stock | Class B Ordinary Shares
Class of Stock [Line Items]
Shares issued						741,254,447
Unvested Shares
Class of Stock [Line Items]
Shares granted		150,000,000
Preference Shares | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Preferred shares conversion ratio	1
Conversion of shares	1,433,372,111
Ordinary Shares
Class of Stock [Line Items]
Authorized share capital, share								3,728,605,400
Shares issued to grantees		150,000,000
Shares issued								806,200,500
Shares outstanding								806,200,500
Ordinary Shares | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary shares conversion ratio	1
Conversion of shares	64,946,053
Ordinary Shares | Class B Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary shares conversion ratio	1
Conversion of shares	741,254,447
Series Seed Preference Shares
Class of Stock [Line Items]
Preference shares authorized									175,050,000
Preference shares issued									175,050,000
Preference shares outstanding									175,050,000
Shares purchased			175,050,000
Aggregate consideration | $			$ 2,000,000
Series Seed Preference Shares | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Preferred shares conversion ratio	1
Conversion of shares	1,433,372,111
Founders | Common Stock
Class of Stock [Line Items]
Common stock, shares, issued												499,999,999